SALARIES AND SOCIAL SECURITY PAYABLES	12 Months Ended
Dec. 31, 2021
SALARIES AND SOCIAL SECURITY PAYABLES
SALARIES AND SOCIAL SECURITY PAYABLES

NOTE 14 – SALARIES AND SOCIAL SECURITY PAYABLES

	As of December 31,
Current	2021	2020
Salaries, annual complementary salaries, vacation, bonuses and their social security payables	20,846	20,579
Termination benefits	1,417	1,060
	22,263	21,639

Non-current
Termination benefits	1,546	1,268
	1,546	1,268
Total salaries and social security payables	23,809	22,907

Compensation for the Key Managers of Telecom for the years ended December 31, 2021, 2020 and 2019 are shown in Note 27.e).